UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
 (Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Address of principal executive offices) (Zip code)

Andrea Stimmel, Chief Compliance Officer & Treasurer
332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Name and address of agent for service)

651-222-8478
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2016

Shares	Security Description	Fair Value
	COMMON STOCKS 98.6%
	CONSUMER DISCRETIONARY 4.3%
1,330,000	Target Corp	$109,432,400
650,000	Walt Disney Co/The	64,551,500
		173,983,900
	CONSUMER STAPLES 5.7%
2,060,000	General Mills Inc	130,501,000
2,251,600	Hormel Foods Corp	97,359,184
		227,860,184
	ENERGY 2.7%
1,450,000	Schlumberger Ltd (a)	106,937,500

	FINANCIALS 10.6%
560,000	American Express Co	34,384,000
1,910,000	Associated Banc-Corp	34,265,400
390,000	Great Western Bancorp Inc	10,635,300
1,730,000	Principal Financial Group Inc	68,248,500
270,000	Travelers Cos Inc/The	31,511,700
4,230,000	US Bancorp/MN	171,695,700
1,580,000	Wells Fargo & Co	76,408,800
		427,149,400
	HEALTH CARE 20.3%
690,000	Baxalta Inc	27,876,000
1,220,000	Baxter International Inc	50,117,600
851,450	Bio-Techne Corp	80,479,054
1,290,000	Johnson & Johnson	139,578,000
1,790,000	Medtronic PLC (f)	134,250,000
790,000	Patterson Cos Inc	36,758,700
2,650,000	Pfizer Inc	78,546,000
1,760,000	Roche Holding AG ADR (e)	53,900,000
2,180,000	St Jude Medical Inc	119,900,000
245,000	UnitedHealth Group Inc	31,580,500
600,000	Zimmer Holdings Inc	63,978,000
		816,963,854
	INDUSTRIALS 30.4%
950,000	3M Co	158,298,500
1,320,000	CH Robinson Worldwide Inc	97,983,600
3,530,000	Donaldson Co Inc	112,642,300
1,590,000	Emerson Electric Co	86,464,200
1,450,000	Fastenal Co	71,050,000
280,000	G&K Services Inc, Class A	20,510,000
540,000	Generac Holdings Inc (b)	20,109,600
2,170,000	General Electric Co	68,984,300
1,800,000	Graco Inc	151,128,000
1,340,000	Honeywell International Inc	150,147,000
1,660,000	Pentair PLC (a)	90,071,600
160,000	Proto Labs Inc (b)	12,334,400
1,420,000	Toro Co/The	122,290,400
590,000	United Parcel Service Inc, Class B	62,227,300
		1,224,241,200
	INFORMATION TECHNOLOGY 10.4%
640,000	Badger Meter Inc	42,566,400
1,700,000	Corning Inc	35,513,000
1,410,000	Cray Inc (b)	59,093,100
800,000	Fiserv Inc (b)	82,064,000
777,500	MTS Systems Corp (d)	47,310,875
348,891	NVE Corp (d)	19,722,808
1,020,000	QUALCOMM Inc	52,162,800
930,000	Stratasys Ltd (a)(b)	24,105,600
3,020,000	Western Union Co/The	58,255,800
		420,794,383

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2016

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	MATERIALS 14.2%
2,920,000	Bemis Co Inc	$151,197,600
1,589,999	Ecolab Inc	177,316,688
2,481,600	HB Fuller Co	105,343,920
1,270,000	Valspar Corp/The	135,915,400
		569,773,608

	TOTAL COMMON STOCKS	$3,967,704,029
	(cost $2,163,188,604)

	SHORT-TERM INVESTMENTS 1.2%
48,931,668	First American Prime Obligations Fund, Class Z, 0.31% (c)	$48,931,668
	(cost $48,931,668)

	TOTAL INVESTMENTS 99.8%	$4,016,635,697
	(cost $2,212,120,272)

	OTHER ASSETS AND LIABILITIES (NET) 0.2%	9,258,517

	TOTAL NET ASSETS 100.0%	$4,025,894,214

(a)	Foreign security denominated in U.S. dollars. As of March 31, 2016, these securities represented $221,114,700 or 5.5% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.
(d)	Affiliated company at March 31, 2016.
(e)	American Depositary Receipt.
(f)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, Mairs & Power, Inc. (the Adviser) will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 31.6%
	FEDERAL AGENCY OBLIGATIONS 1.1%
$2,000,000	Federal National Mortgage Association	3.500%	09/10/32	$2,001,714
2,982,000	Federal National Mortgage Association	3.500%	03/07/33	2,982,393
750,000	Federal Home Loan Banks	3.620%	02/12/35	750,076
2,000,000	Federal Home Loan Banks	3.600%	03/16/35	2,000,034
				7,734,217
	CORPORATE BONDS 27.8%
	CONSUMER DISCRETIONARY 2.7%
250,000	ServiceMaster Co LLC/The	7.100%	03/01/18	255,000
500,000	Best Buy Co Inc	5.000%	08/01/18	521,875
1,000,000	Ford Motor Credit Co LLC	3.000%	12/20/18	1,007,870
500,000	Ford Motor Credit Co LLC	3.450%	08/20/20	500,012
1,000,000	Time Warner Cable Inc	4.125%	02/15/21	1,056,588
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,056,250
555,000	Kohl's Corp	4.000%	11/01/21	580,507
500,000	Whirlpool Corp	4.700%	06/01/22	549,463
750,000	Newell Rubbermaid Inc	4.000%	06/15/22	772,397
1,000,000	Block Financial LLC	5.500%	11/01/22	1,077,488
1,000,000	Staples Inc	4.375%	01/12/23	1,002,301
2,000,000	Kohl's Corp	3.250%	02/01/23	1,907,976
1,000,000	Wyndham Worldwide Corp	3.900%	03/01/23	1,012,292
500,000	Hyatt Hotels Corp	3.375%	07/15/23	489,778
2,000,000	Viacom Inc	3.875%	04/01/24	1,992,008
1,000,000	Ford Motor Credit Co LLC	4.000%	04/20/24	985,098
1,000,000	Coach Inc	4.250%	04/01/25	989,552
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	1,068,923
2,000,000	Comcast Corp	4.250%	01/15/33	2,129,980
				18,955,358
	CONSUMER STAPLES 0.5%
525,000	Cargill Inc (d)	6.000%	11/27/17	563,657
1,449,000	Land O'Lakes Capital Trust I (d)	7.450%	03/15/28	1,521,450
500,000	Altria Group Inc	4.250%	08/09/42	519,884
1,000,000	Cargill Inc (d)	4.100%	11/01/42	959,724
				3,564,715
	ENERGY 2.0%
500,000	Anadarko Petroleum Corp	5.950%	09/15/16	508,681
250,000	ConocoPhillips Co	6.650%	07/15/18	272,305
2,000,000	ConocoPhillips Co	4.200%	03/15/21	2,088,630
1,500,000	Murphy Oil Corp	4.000%	06/01/22	1,187,797
500,000	Western Gas Partners LP	4.000%	07/01/22	447,558
655,000	FMC Technologies Inc	3.450%	10/01/22	582,057
1,500,000	Transocean Inc (a)(c)	4.300%	10/15/22	828,750
1,000,000	Murphy Oil Corp (c)	3.700%	12/01/22	793,494
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,339,313
2,000,000	Williams Cos Inc/The	3.700%	01/15/23	1,495,000
1,945,000	Boardwalk Pipelines LP	3.375%	02/01/23	1,641,263
575,000	DCP Midstream Operating LP	3.875%	03/15/23	472,212
1,000,000	Diamond Offshore Drilling Inc	3.450%	11/01/23	711,670
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	473,502
500,000	Murphy Oil Corp (c)	5.125%	12/01/42	320,951
500,000	Apache Corp	4.250%	01/15/44	420,200
				13,583,383

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS 11.2%
$500,000	Symetra Financial Corp (d)	6.125%	04/01/16	$500,000
250,000	Security Benefit Life Insurance Co (d)	8.750%	05/15/16	251,987
500,000	Bank of America Corp	6.050%	05/16/16	503,446
500,000	Torchmark Corp	6.375%	06/15/16	504,382
500,000	National City Bank/Cleveland OH	5.250%	12/15/16	514,345
500,000	M&I Marshall & Ilsley Bank	5.000%	01/17/17	513,222
500,000	Citigroup Inc	5.500%	02/15/17	516,618
500,000	Sirius International Group Ltd (a)(d)	6.375%	03/20/17	512,876
250,000	Bank of America Corp	5.700%	05/02/17	259,986
500,000	Royal Bank of Scotland Group PLC (a)	4.250%	07/15/17	501,293
500,000	Comerica Bank	5.200%	08/22/17	519,911
500,000	Bank of America Corp	6.000%	09/01/17	528,424
500,000	American Express Bank FSB	6.000%	09/13/17	530,915
500,000	Bear Stearns Cos LLC/The	6.400%	10/02/17	534,915
500,000	Prudential Financial Inc	6.000%	12/01/17	535,534
500,000	Barclays Bank PLC (a)(d)	6.050%	12/04/17	527,113
1,000,000	Morgan Stanley	5.950%	12/28/17	1,069,900
500,000	Goldman Sachs Group Inc/The	5.950%	01/18/18	536,195
500,000	Wachovia Corp	5.750%	02/01/18	538,300
250,000	Lincoln National Corp	7.000%	03/15/18	271,390
500,000	SunTrust Bank/Atlanta GA	7.250%	03/15/18	548,556
500,000	Morgan Stanley	6.625%	04/01/18	546,268
1,000,000	Jefferies Group LLC	5.125%	04/13/18	1,036,929
500,000	Bank of America Corp	6.875%	04/25/18	549,010
500,000	Provident Cos Inc	7.000%	07/15/18	550,500
500,000	MetLife Inc	6.817%	08/15/18	557,597
500,000	Hartford Financial Services Group Inc/The	6.000%	01/15/19	550,707
500,000	Royal Bank of Scotland Group PLC (a)	5.250%	02/15/19	512,788
500,000	BB&T Corp	6.850%	04/30/19	572,193
250,000	WR Berkley Corp	6.150%	08/15/19	277,817
500,000	Protective Life Corp	7.375%	10/15/19	581,398
500,000	Prospect Capital Corp	5.125%	11/15/19	452,180
500,000	Credit Suisse/New York NY (a)	5.400%	01/14/20	541,919
500,000	Prospect Capital Corp	4.000%	01/15/20	483,862
500,000	Morgan Stanley	5.500%	01/26/20	557,231
500,000	Hartford Financial Services Group Inc/The	5.500%	03/30/20	554,858
450,000	Compass Bank	5.500%	04/01/20	478,694
537,000	Manufacturers & Traders Trust Co (c)	5.585%	12/28/20	523,575
1,000,000	Regions Financial Corp	3.200%	02/08/21	1,008,317
2,000,000	American International Group Inc	3.300%	03/01/21	2,044,774
1,000,000	HSBC Holdings PLC (a)	3.400%	03/08/21	1,020,493
1,000,000	Nationwide Financial Services Inc (d)	5.375%	03/25/21	1,096,362
500,000	Markel Corp	5.350%	06/01/21	558,548
1,000,000	Capital One Financial Corp	4.750%	07/15/21	1,095,818
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	562,812
500,000	Genworth Holdings Inc	7.625%	09/24/21	426,500
500,000	Aflac Inc	4.000%	02/15/22	537,496
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,022,046
1,000,000	Invesco Finance PLC (a)	3.125%	11/30/22	1,020,236
1,000,000	Standard Chartered PLC (a)(d)	3.950%	01/11/23	960,171
500,000	Wells Fargo & Co	3.450%	02/13/23	512,760
2,500,000	Assurant Inc	4.000%	03/15/23	2,518,132
1,000,000	Markel Corp	3.625%	03/30/23	1,008,243
1,500,000	Citigroup Inc	3.500%	05/15/23	1,499,668
500,000	Morgan Stanley	4.100%	05/22/23	515,622
2,000,000	Liberty Mutual Group Inc (d)	4.250%	06/15/23	2,061,294
500,000	Ameriprise Financial Inc	4.000%	10/15/23	528,579
500,000	CNA Financial Corp	7.250%	11/15/23	589,944

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$500,000	Pacific Life Insurance Co (d)	7.900%	12/30/23	$634,518
1,000,000	Moody's Corp	4.875%	02/15/24	1,099,181
1,000,000	NASDAQ OMX Group Inc/The	4.250%	06/01/24	1,035,931
500,000	Wintrust Financial Corp	5.000%	06/13/24	504,060
250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	265,357
510,000	Legg Mason Inc	3.950%	07/15/24	510,341
500,000	Symetra Financial Corp	4.250%	07/15/24	508,993
1,000,000	Stifel Financial Corp	4.250%	07/18/24	989,816
1,000,000	Citigroup Inc	4.000%	08/05/24	1,009,083
1,500,000	Synchrony Financial	4.250%	08/15/24	1,525,305
1,800,000	Brown & Brown Inc	4.200%	09/15/24	1,812,164
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,080,410
1,000,000	TIAA Asset Management Finance Co LLC (d)	4.125%	11/01/24	1,033,452
1,000,000	Associated Banc-Corp	4.250%	01/15/25	1,016,563
2,000,000	Kemper Corp	4.350%	02/15/25	2,023,144
1,050,000	TCF National Bank	4.600%	02/27/25	1,063,292
250,000	Liberty Mutual Insurance Co (d)	8.500%	05/15/25	315,429
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,049,548
500,000	Morgan Stanley	4.350%	09/08/26	514,541
1,000,000	National Rural Utilities Cooperative Finance Corp	3.000%	11/15/26	987,453
1,000,000	Citigroup Inc	4.300%	11/20/26	995,180
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,038,049
250,000	Provident Cos Inc	7.250%	03/15/28	299,008
1,000,000	JPMorgan Chase & Co (c)	3.000%	03/21/28	967,873
1,000,000	JPMorgan Chase & Co (c)	3.000%	03/22/28	983,179
1,000,000	Royal Bank of Canada (a)	3.000%	05/10/28	927,979
500,000	Farmers Exchange Capital (d)	7.050%	07/15/28	588,028
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	496,111
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	474,890
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	495,341
1,000,000	JPMorgan Chase & Co (c)	3.250%	01/31/33	963,145
649,000	Lloyds Bank PLC (a)(c)	3.400%	01/31/33	634,605
250,000	Citigroup Inc (c)	4.000%	06/27/34	245,137
538,000	Bank of America Corp	4.000%	08/15/34	527,087
1,000,000	Prudential Financial Inc	4.050%	11/15/34	987,557
1,000,000	Goldman Sachs Group Inc/The	4.000%	01/30/35	971,068
500,000	Barclays Bank PLC (a)(c)	4.000%	10/09/37	499,978
1,000,000	Berkshire Hathaway Finance Corp	4.400%	05/15/42	1,082,214
500,000	MetLife Inc	4.125%	08/13/42	477,444
500,000	Swiss Re Treasury US Corp (d)	4.250%	12/06/42	492,689
500,000	Pacific LifeCorp (d)	5.125%	01/30/43	527,579
500,000	Berkshire Hathaway Finance Corp	4.300%	05/15/43	528,832
500,000	Principal Financial Group Inc	4.350%	05/15/43	479,855
				77,296,058
	HEALTH CARE 0.8%
500,000	UnitedHealth Group Inc	6.000%	02/15/18	542,875
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,086,217
1,000,000	Laboratory Corp of America Holdings	3.750%	08/23/22	1,032,430
1,000,000	Laboratory Corp of America Holdings	4.000%	11/01/23	1,033,461
1,000,000	Mylan Inc/PA	4.200%	11/29/23	1,024,271
500,000	Wyeth LLC	6.450%	02/01/24	636,746
				5,356,000

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIALS 2.6%
$500,000	Masco Corp	7.125%	03/15/20	$575,625
150,000	Pentair Finance SA (a)	3.625%	09/15/20	151,169
500,000	Pentair Finance SA (a)	5.000%	05/15/21	530,743
500,000	IDEX Corp	4.200%	12/15/21	529,390
500,000	GATX Corp	4.750%	06/15/22	531,929
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (d)	4.875%	07/11/22	533,888
818,000	Pentair Finance SA (a)	3.150%	09/15/22	786,267
2,000,000	Dun & Bradstreet Corp/The	4.375%	12/01/22	2,009,596
1,000,000	GATX Corp	3.900%	03/30/23	1,001,926
500,000	Ingersoll-Rand Global Holding Co Ltd (a)	4.250%	06/15/23	539,073
1,000,000	Flowserve Corp	4.000%	11/15/23	998,918
2,126,000	Air Lease Corp	4.850%	02/01/24	2,080,822
500,000	Pitney Bowes Inc	4.625%	03/15/24	509,924
500,000	Toro Co/The	7.800%	06/15/27	647,093
500,000	General Electric Capital Corp	3.500%	05/15/32	491,017
2,000,000	Eaton Corp	4.000%	11/02/32	2,023,608
2,000,000	General Electric Capital Corp	4.000%	02/14/33	1,999,020
1,000,000	Pitney Bowes Inc	5.250%	01/15/37	1,008,897
590,000	Eaton Corp	4.150%	11/02/42	592,300
500,000	Lockheed Martin Corp	4.070%	12/15/42	505,212
				18,046,417
	INFORMATION TECHNOLOGY 3.4%
500,000	Western Union Co/The	5.930%	10/01/16	511,127
500,000	Broadridge Financial Solutions Inc	6.125%	06/01/17	523,803
500,000	Dell Inc	5.875%	06/15/19	526,650
500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	528,746
81,000	Hewlett-Packard Co	3.750%	12/01/20	83,811
750,000	Hewlett-Packard Co	4.300%	06/01/21	780,582
1,000,000	NetApp Inc	3.375%	06/15/21	1,004,878
1,000,000	eBay Inc	3.800%	03/09/22	1,029,477
500,000	Motorola Solutions Inc	3.750%	05/15/22	491,259
2,000,000	Symantec Corp	3.950%	06/15/22	2,007,208
1,000,000	Computer Sciences Corp	4.450%	09/15/22	1,018,596
1,000,000	Hewlett-Packard Co	4.050%	09/15/22	1,020,970
1,025,000	Fiserv Inc	3.500%	10/01/22	1,076,087
1,000,000	Autodesk Inc	3.600%	12/15/22	995,927
500,000	Motorola Solutions Inc	3.500%	03/01/23	459,294
2,000,000	Fidelity National Information Services Inc	3.500%	04/15/23	1,995,866
1,352,000	Total System Services Inc	3.750%	06/01/23	1,323,782
1,000,000	Altera Corp	4.100%	11/15/23	1,105,771
500,000	Motorola Solutions Inc	4.000%	09/01/24	461,487
500,000	Arrow Electronics Inc	4.000%	04/01/25	500,518
4,000,000	Intel Corp	4.000%	12/15/32	4,182,780
1,500,000	Western Union Co/The	6.200%	11/17/36	1,543,007
				23,171,626
	MATERIALS 2.6%
500,000	International Paper Co	5.250%	04/01/16	500,000
500,000	Valspar Corp/The	6.050%	05/01/17	521,466
500,000	Carpenter Technology Corp	5.200%	07/15/21	500,487
500,000	Freeport-McMoRan Inc	4.000%	11/14/21	353,750
175,000	Mosaic Co/The	3.750%	11/15/21	181,746
1,000,000	Freeport-McMoRan Inc	3.550%	03/01/22	697,500
1,500,000	Newmont Mining Corp	3.500%	03/15/22	1,490,048
500,000	Barrick Gold Corp (a)	3.850%	04/01/22	489,909
1,000,000	Domtar Corp	4.400%	04/01/22	1,030,591
1,000,000	RPM International Inc	3.450%	11/15/22	976,044
500,000	Carpenter Technology Corp	4.450%	03/01/23	467,242
500,000	Freeport-McMoRan Inc	3.875%	03/15/23	338,750

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	MATERIALS (continued)
$1,402,000	Reliance Steel & Aluminum Co	4.500%	04/15/23	$1,351,522
1,750,000	Barrick Gold Corp (a)	4.100%	05/01/23	1,704,307
2,000,000	Nucor Corp	4.000%	08/01/23	2,084,480
1,000,000	Mosaic Co/The	4.250%	11/15/23	1,045,124
865,000	Union Carbide Corp	7.500%	06/01/25	1,054,041
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,217,888
1,000,000	Alcoa Inc	5.950%	02/01/37	850,000
1,000,000	Newmont Mining Corp	4.875%	03/15/42	857,513
				17,712,408
	TELECOMMUNICATION SERVICES 0.8%
250,000	Verizon Communications Inc	6.350%	04/01/19	283,250
500,000	CenturyLink Inc	6.150%	09/15/19	518,750
3,000,000	AT&T Inc	3.000%	06/30/22	3,043,620
500,000	Qwest Capital Funding Inc	6.875%	07/15/28	415,000
1,000,000	Verizon Communications Inc	4.400%	11/01/34	1,010,947
				5,271,567
	UTILITIES 1.2%
500,000	Commonwealth Edison Co	6.150%	09/15/17	534,435
250,000	Vectren Utility Holdings Inc	5.750%	08/01/18	268,996
250,000	South Jersey Gas Co	7.125%	10/22/18	277,067
250,000	United Utilities PLC (a)	5.375%	02/01/19	267,564
1,170,000	ONEOK Inc	4.250%	02/01/22	971,100
785,000	SCANA Corp	4.125%	02/01/22	802,692
1,000,000	Exelon Generation Co LLC	4.250%	06/15/22	1,048,528
900,000	National Fuel Gas Co	3.750%	03/01/23	800,166
1,060,000	PSEG Power LLC	4.300%	11/15/23	1,078,566
1,550,000	Dominion Resources Inc/VA	3.625%	12/01/24	1,572,656
500,000	Entergy Gulf States Inc	6.180%	03/01/35	498,974
				8,120,744

	TOTAL CORPORATE BONDS			191,078,276

	ASSET BACKED SECURITIES 2.0%
325,471	Continental Airlines 2009-1 Pass Through Trust	9.000%	01/08/18	332,468
317,357	American Airlines 2011-1 Class B Pass Through Trust (d)	7.000%	07/31/19	330,051
49,319	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	51,045
407,081	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	427,435
299,402	Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	10/15/20	319,612
506,350	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	556,985
636,022	American Airlines 2011-1 Class A Pass Through Trust	5.250%	07/31/22	672,593
185,740	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	205,243
340,798	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	377,433
613,412	American Airlines 2014-1 Class B Pass Through Trust	4.375%	04/01/24	607,757
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	06/01/24	1,005,000
723,675	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	796,042
959,077	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/01/24	913,521
1,452,826	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	1,423,769
377,199	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	435,901
1,836,583	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,781,485
551,637	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	568,187
927,072	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	964,155
904,619	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	929,948
941,824	American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	922,988
500,000	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	502,500
				14,124,118

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2016

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	PREFERRED SECURITIES 0.7%
$23,000	Stifel Financial Corp	5.375%	12/31/22	$577,530
10,000	Raymond James Financial Inc	6.900%	03/15/42	262,200
20,000	Protective Life Corp	6.000%	09/01/42	524,200
20,000	Selective Insurance Group Inc	5.875%	02/09/43	519,600
40,000	WR Berkley Corp	5.625%	04/30/53	1,002,800
20,000	Verizon Communications Inc	5.900%	02/15/54	541,000
20,000	American Financial Group Inc/OH	6.250%	09/30/54	532,000
20,000	Qwest Corp	6.875%	10/01/54	510,000
10,000	NextEra Energy Capital Holdings Inc	5.700%	03/01/72	259,400
				4,728,730

	TOTAL FIXED INCOME SECURITIES			$217,665,341
	(cost $215,530,345)

Shares	Security Description	Fair Value
	COMMON STOCKS 65.1%
	CONSUMER DISCRETIONARY 2.9%
72,000	Home Depot Inc/The	$9,606,960
130,000	Target Corp	10,696,400
		20,303,360
	CONSUMER STAPLES 3.2%
90,000	General Mills Inc	5,701,500
64,000	Hershey Co/The	5,893,760
149,000	Hormel Foods Corp	6,442,760
31,000	Kimberly-Clark Corp	4,169,810
		22,207,830
	ENERGY 6.2%
76,000	Chevron Corp	7,250,400
172,000	ConocoPhillips Co	6,926,440
197,000	Exxon Mobil Corp	16,467,230
166,000	Schlumberger Ltd (a)	12,242,500
		42,886,570
	FINANCIALS 9.0%
73,000	American Express Co	4,482,200
404,000	Associated Banc-Corp	7,247,760
139,000	JPMorgan Chase & Co	8,231,580
268,000	Principal Financial Group Inc	10,572,600
35,000	Travelers Cos Inc/The	4,084,850
490,500	US Bancorp/MN	19,909,395
156,000	Wells Fargo & Co	7,544,160
		62,072,545
	HEALTH CARE 13.8%
148,500	Abbott Laboratories	6,211,755
84,000	AbbVie Inc	4,798,080
131,000	Baxalta Inc	5,292,400
131,000	Baxter International Inc	5,381,480
74,500	Bristol-Myers Squibb Co	4,759,060
44,000	Eli Lilly & Co	3,168,440
160,000	Johnson & Johnson	17,312,000
252,500	Medtronic PLC (f)	18,937,500
456,000	Pfizer Inc	13,515,840
305,000	Roche Holding AG ADR (e)	9,340,625
51,000	UnitedHealth Group Inc	6,573,900
		95,291,080

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2016

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	INDUSTRIALS 15.7%
91,000	3M Co	$15,163,330
127,000	CH Robinson Worldwide Inc	9,427,210
28,000	Deluxe Corp	1,749,720
256,000	Emerson Electric Co	13,921,280
412,000	General Electric Co	13,097,480
94,000	Graco Inc	7,892,240
129,000	Honeywell International Inc	14,454,450
138,000	Pentair PLC (a)	7,487,880
40,000	Toro Co/The	3,444,800
204,100	United Parcel Service Inc, Class B	21,526,427
		108,164,817
	INFORMATION TECHNOLOGY 5.9%
420,000	Corning Inc	8,773,800
60,000	International Business Machines Corp	9,087,000
88,500	MTS Systems Corp	5,385,225
125,000	QUALCOMM Inc	6,392,500
582,000	Western Union Co/The	11,226,780
		40,865,305
	MATERIALS 6.7%
143,000	Bemis Co Inc	7,404,540
152,000	Ecolab Inc	16,951,040
156,000	HB Fuller Co	6,622,200
144,000	Valspar Corp/The	15,410,880
		46,388,660
	UTILITIES 1.7%
88,000	ALLETE Inc	4,934,160
81,000	MDU Resources Group Inc	1,576,260
119,000	Xcel Energy Inc	4,976,580
		11,487,000

	TOTAL COMMON STOCKS	$449,667,167
	(cost $321,966,285)

	PREFERRED STOCKS 0.0% (g)
	UTILITIES 0.0% (g)
10,000	SCE Trust I	255,100

	TOTAL PREFERRED STOCKS	$255,100
	(cost $250,000)

	SHORT-TERM INVESTMENTS 3.0%
20,733,394	First American Prime Obligations Fund, Class Z, 0.31% (b)	$20,733,394
	(cost $20,733,394)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2016

Shares	Security Description	Fair Value
	TOTAL INVESTMENTS 99.7%	$688,321,002

	(cost $558,480,024)
	OTHER ASSETS AND LIABILITIES (NET) 0.3%	1,889,957

	TOTAL NET ASSETS 100.0%	$690,210,959

(a)	Foreign security denominated in U.S. dollars. As of March 31, 2016, these securities represented $32,687,613 or 4.7% of total net assets.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.
(c)	Step Bonds - Securities for which the interest rate will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2016.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.  As of March 31, 2016, these securities represented $13,410,268 or 1.9% of total net assets.

(e)	American Depositary Receipt.
(f)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, or 3) where it earns the majority of its profits.

(g)	Percentage is less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2016

Shares	Security Description	Fair Value
	COMMON STOCKS 97.9%
	CONSUMER DISCRETIONARY 4.2%
23,400	Buffalo Wild Wings Inc (b)	$3,466,008
121,785	Gentherm Inc (b)	5,065,038
		8,531,046
	CONSUMER STAPLES 2.3%
41,800	Casey's General Stores Inc	4,736,776

	ENERGY 1.2%
218,500	Northern Oil and Gas Inc (b)	871,815
220,100	Oasis Petroleum Inc (b)	1,602,328
		2,474,143
	FINANCIALS 25.1%
155,306	Agree Realty Corp	5,974,622
244,100	Associated Banc-Corp	4,379,154
262,613	Bank Mutual Corp	1,987,980
294,716	Cardinal Financial Corp	5,997,471
77,288	EMC Insurance Group Inc	1,982,437
185,400	Great Western Bancorp Inc	5,055,858
323,000	Physicians Realty Trust	6,001,340
166,050	PrivateBancorp Inc	6,409,530
150,812	United Fire Group Inc	6,608,582
148,800	Wintrust Financial Corp	6,597,792
		50,994,766
	HEALTH CARE 6.9%
74,400	Bio-Techne Corp	7,032,288
236,753	Cardiovascular Systems Inc (b)	2,455,129
44,200	Patterson Cos Inc	2,056,626
74,173	Vascular Solutions Inc (b)	2,412,848
		13,956,891
	INDUSTRIALS 29.3%
197,200	Actuant Corp	4,872,812
147,100	Apogee Enterprises Inc	6,456,219
33,000	Deluxe Corp	2,062,170
188,768	Donaldson Co Inc	6,023,587
61,239	G&K Services Inc, Class A	4,485,757
112,400	Generac Holdings Inc (b)	4,185,776
63,300	Graco Inc	5,314,668
145,300	Hub Group Inc, Class A (b)	5,926,787
189,400	Oshkosh Corp	7,740,778
39,400	Proto Labs Inc (b)	3,037,346
320,572	Raven Industries Inc	5,135,563
11,400	Snap-on Inc	1,789,686
29,700	Toro Co/The	2,557,764
		59,588,913
	INFORMATION TECHNOLOGY 15.6%
83,696	Badger Meter Inc	5,566,621
131,189	Cray Inc (b)	5,498,131
171,675	MOCON Inc	2,377,699
47,200	MTS Systems Corp	2,872,120
67,034	NVE Corp	3,789,432
61,600	SPS Commerce Inc (b)	2,645,104
135,000	Stratasys Ltd (a)(b)	3,499,200
263,063	VASCO Data Security International Inc (b)	4,051,170
121,517	Workiva Inc (b)	1,415,673
		31,715,150

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2016

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	MATERIALS 9.3%
121,200	Bemis Co Inc	$6,275,736
153,980	Hawkins Inc	5,557,138
83,400	HB Fuller Co	3,540,330
32,600	Valspar Corp/The	3,488,852
		18,862,056
	UTILITIES 4.0%
52,300	ALLETE Inc	2,932,461
267,800	MDU Resources Group Inc	5,211,388
		8,143,849

	TOTAL COMMON STOCKS	$199,003,590
	(cost $173,907,582)

	SHORT-TERM INVESTMENTS 1.9%
3,851,763	First American Prime Obligations Fund, Class Z, 0.31% (c)	$3,851,763
	(cost $3,851,763)

	TOTAL INVESTMENTS 99.8%	$202,855,353
	(cost $177,759,345)

	OTHER ASSETS AND LIABILITIES (NET) 0.2%	472,885

	TOTAL NET ASSETS 100.0%	$203,328,238

(a)	Foreign security denominated in U.S. dollars. As of March 31, 2016, these securities represented $3,499,200 or 1.7% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	March 31, 2016

The Mairs & Power Funds Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund), and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust.

Security Valuations
Security valuations for each Fund's investments are furnished by independent pricing services that have been approved by the Trust's Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2016, no securities were valued using this method.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	March 31, 2016

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by each Fund as of March 31, 2016:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$4,016,635,697	$475,384,391	$202,855,353
Level 2**	-	212,936,611	-
Level 3	-	-	-
Total	$4,016,635,697	$688,321,002	$202,855,353

*   All Level 1 investments are equity securities (common stocks and preferred securities) and short-term investments.
** All Level 2 investments are fixed income securities, excluding preferred securities.

For detail of investments by major sector classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels and did not hold any Level 3 investments during the period ended March 31, 2016.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,201,372,074	$548,315,260	$175,662,747
Gross unrealized appreciation	$1,726,586,535	$138,348,665	$34,471,597
Gross unrealized depreciation	(105,265,948)	(23,073,353)	(16,308,276)
Net unrealized appreciation	$1,621,320,587	$115,275,312	$18,163,321
Undistributed ordinary income	$311,161	$51,894	$51,101
Undistributed long-term capital gains	3,038,932	-	1,361,243
Total distributable earnings	$3,350,093	$51,894	$1,412,344
Other accumulated earnings	-	-	-
Total accumulated earnings	$1,624,670,680	$115,327,206	$19,575,665

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2016. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:
	Share Activity
Security Name	Balance 12/31/15	Purchases	Sales	Balance 03/31/16	Dividend Income	Fair Value at 03/31/16
MTS Systems Corp	982,849	-	205,349	777,500	$237,000	$47,310,875
NVE Corporation	348,891	-	-	348,891	348,891	19,722,808
					$585,891	$67,033,683

Item 2. Controls and Procedures.
(a)  The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC's rules and forms.

(b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title) /s/ Mark L. Henneman
    Mark L. Henneman, President

Date   5/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark L. Henneman
       Mark L. Henneman, President
      (Principal Executive Officer)

Date   5/26/16

By (Signature and Title)* /s/ Andrea C. Stimmel
       Andrea C. Stimmel, Treasurer
      (Principal Financial Officer)

Date   5/26/16

* Print the name and title of each signing officer under his or her signature.